General and Administrative Expenses (Tables)	12 Months Ended
Jun. 30, 2026
General and Administrative Expenses [Abstract]
Schedule of General and Administrative Expenses

General and administrative expenses were as follows:

	Year ended June 30,
	2026	2025	2024
	$	$	$
Staff costs and employee benefits	4,506,512	4,461,306	6,757,235
Depreciation and amortization	196,883	175,791	218,334
Research and development	89,477	241,925	261,837
Office and utilities	122,071	194,331	172,630
Other	2,032,332	2,292,506	2,170,994
Total	6,947,275	7,365,859	9,581,030